Fees Summary	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 4,508.67
Total Fee Amount	4,508.67
Total Transaction Valuation	32,647,887.79
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A